Segment Reporting - Scheudle of Business Interests Into Reportable Segments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 1,512,521	$ 852,923	$ 3,831,778	$ 2,931,280
Gross Profit	1,146,682	$ 852,923	3,382,729	2,931,280
Segment Assets	3,299,481		2,227,587	$ 617,476
Segment Profit/Loss	125,229
Trxade, Inc.[Member]
Revenue	1,043,810		3,407,822
Gross Profit			3,407,822
Segment Assets	1,474,690		822,412
Segment Profit/Loss	542,151		1,371,615
Community Specialty Pharmacy, LLC [Member]
Revenue	442,423		395,418
Gross Profit			(34,971)
Segment Assets	186,496		112,123
Segment Profit/Loss	(6,797)		(116,588)
Other [Member]
Revenue	26,288		28,538
Gross Profit			9,878
Segment Assets	1,638,295		1,293,052
Segment Profit/Loss	$ (410,125)		$ (1,245,989)